Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	Niu Technologies
Entity Central Index Key	0001744781
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	128,032,038
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	20,642,020